FINANCIAL INSTRUMENTS - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 50,907	Rp 61,320
Amortized cost | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Total financial assets	31,947	38,311
Amortized cost | Other current financial assets
FINANCIAL RISK MANAGEMENT
Total financial assets	1,268	415
Amortized cost | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Total financial assets	8,895	8,705
Amortized cost | Other non-current assets
FINANCIAL RISK MANAGEMENT
Total financial assets	186	150
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 81	Rp 78